Changes in liabilities arising from financing activities - Summary of Changes in liabilties arising from financing activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in liabilities arising from financing activities [line items]
Opening balance	€ 112,054	€ 120,457
Effect of change in accounting policy	981
Additions	154,402	97,789
Redemptions /Disposals	(135,816)	(99,180)
Acqusition	0
Non cash changes (Amortisation)	98	178
Other changes		(40)
Changes in FV	(126)	(1,009)
Foreign exchange movement	1,883	(6,141)
Closing balance	133,475	112,054
Debt securities in issue [member]
Changes in liabilities arising from financing activities [line items]
Opening balance	96,086	103,234
Effect of change in accounting policy	740
Additions	152,543	95,458
Redemptions /Disposals	(131,170)	(96,837)
Acqusition	0
Non cash changes (Amortisation)	85	132
Other changes		(40)
Changes in FV	(53)	(915)
Foreign exchange movement	1,521	(4,946)
Closing balance	119,751	96,086
Subordinated loans [member]
Changes in liabilities arising from financing activities [line items]
Opening balance	15,968	17,223
Effect of change in accounting policy	241
Additions	1,859	2,331
Redemptions /Disposals	(4,646)	(2,343)
Acqusition	0
Non cash changes (Amortisation)	13	46
Other changes	0
Changes in FV	(73)	(94)
Foreign exchange movement	362	(1,195)
Closing balance	€ 13,724	€ 15,968